Income tax (credit)/expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax
PRC enterprise income tax	¥ 355	¥ 1,000	¥ 3,308
Deferred tax
PRC enterprise income tax previous years		(5,890)
Origination and reversal of temporary differences	23,371	(10,246)	(21,375)
Income tax expense/(credit)	¥ 23,726	¥ (15,136)	¥ (18,067)